Cover	Dec. 27, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 29, 2021, CompoSecure, Inc. (formerly known as Roman DBDR Tech Acquisition Corp.) filed a Current Report on Form 8-K (the “Original Report”) to report the closing of its business combination among Roman DBDR Tech Acquisition Corp., Roman Parent Merger Sub, LLC, and CompoSecure Holdings, L.L.C., and related matters under Items 1.01, 2.01, 2.03, 3.02, 5.01, 5.02, 5.06, and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Form 8-K/A is being filed to amend the Original Report to include additional matters related to the closing of the business combination under Items 3.03, 4.01, 5.03 and 5.05 of Form 8-K and all information and exhibits included in the Original Report continue to apply, as supplemented by this Current Report on Form 8-K. Interested parties should refer to the Original Report for more information about the business combination. Capitalized terms used herein and not otherwise defined have the meaning set forth in the Original Report.
Document Period End Date	Dec. 27, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39687
Entity Registrant Name	CompoSecure, Inc.
Entity Central Index Key	0001823144
Entity Tax Identification Number	85-2749902
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	309 Pierce Street
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	908
Local Phone Number	518-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Roman DBDR Tech Acquisition Corp.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	CMPO
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock
Trading Symbol	CMPOW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	2877 Paradise Rd. #702
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109